American United Life
                        Pooled Equity Fund B

                          board of managers
james w. murphy, Chairman
                                             Senior Vice President,
                                             Corporate Finance, AUL
ronald D. anderson      Professor,
                                                School of Business,
                          Indiana University, Indianapolis, Indiana
james P. shanahan
                                             Senior Vice President,
                                              Pension Division, AUL
leslie Lenkowsky         Director,
                                                  Hudson Institute,
                                              Indianapolis, Indiana
richard A. wacker         Secretary to the Board, Associate General Counsel, AUL

                             custodian
National City BankIndianapolis, Indiana

                           legal counsel
Ice Miller Donadio
& Ryan       Indianapolis, Indiana

                         investment Manager
American United Life
Insurance Company Indianapolis, Indiana
                                                     G. David Sapp,
                                 Senior Vice President, Investments
This Report and the financial statements contained herein are submitted for the general information of the participants in the Fund. The report is not authorized for distribution to prospective investors in the Fund as sales literature unless preceded or accompanied by an effective
Prospectus which contains further information concerning the sales charge and other pertinent information.

American
United
Life
Pooled
Equity
Fund B

Semi-Annual Report
as of
June 30, 1997
A Message
From
The Chairman of the Board
of Managers

To All Participants in Fund B
The U.S. economy continued to astound investors during the first half of 1997. After more than six years of steady expansion, economic growth was still healthy and strong. Although the rate of economic growth during the first quarter was more robust than expected, economic activity moderated during the second quarter to a more sustainable pace. The unemployment rate
declined to a 24 year low, yet inflation remained calm. As a result, the Federal
 Reserve Board
tightened monetary policy only one time during the six months by raising short term rates.
Since then, the Fed has been waiting patiently on the sidelines always on the lookout for signs of inflationary pressures.
Despite a short term correction during March and April, the stock market produced remarkable investment results for the first half of 1997. Stocks benefitted from this moderate economic growth and benign inflationary environment. Other major factors included above average profit growth, improved consumer confidence, and the continued flow of money into equity mutual funds.
However, major stock indices were still dominated by the returns of large capitalization companies, just like in
1996. As a result, valuations of many of these large companies appeared excessive by mid-year. Although small stock performance improved during the second quarter, a divergence in investment returns between large
companies and small companies still existed.
Fund B benefitted from the sustained strength in the stock market by achieving an investment performance of
17.6% for the first half of 1997.
Although economic fundamentals are still positive as we begin the second half of
 1997, the speed and magnitude
of the current stock market advance is worrisome. Whenever the stock market experiences above average returns, it becomes much more susceptible to negative surprises. Potential red flags on the horizon include a slowdown in earnings momentum, a resurgence of inflation, a decline in liquidity, and Federal Reserve intervention. All of these could cause a disruption to the market's advance. As a result, equity investors should be prepared for increased volatility during the remainder of 1997.
The performance for Fund B is net of investment advisory fees but does not reflect mortality and expense risk charges.
James W. Murphy
Chairman of the Board of Managers
Indianapolis, Indiana
July 23, 1997
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American United Life Pooled Equity Fund B
                       statement of net assets
                            June 30, 1997
                             (unaudited)
                               Assets:
Investments at value (cost: $8,430,058)
Common stock                                    $    12,038,489
Money market mutual funds                             1,050,815
Short-term notes                                        247,679

                                                     13,336,983

Cash                                                     37,105
Dividends and interest receivable                        17,183

Total assets                                         13,391,271


Liabilities:                                                 13,395


Net Assets:                                             $13,377,876



Units outstanding                                           970,050



Accumulation Unit Value                                 $     13.79

The accompanying notes are an integral part of the financial statements.
              American United Life Pooled Equity Fund B
                       statement of operations
               for the six months ended June 30, 1997
                             (unaudited)
                       Net Investment Income:
Income
Dividends                                       $       125,832
Interest                                                  8,338

                                                        134,170


Expenses
Investment management services                           18,993
Mortality and expense risks charges                      56,977

                                                         75,970


Net investment income                                             58,200


Gain on Investments:
Net realized gain                                                589,600
Net change in unrealized gain                                  1,372,237

Net gain                                                       1,961,837


Increase in Net Assets from Operations                  $ 2,020,037

The accompanying notes are an integral part of the financial statements.
              American United Life Pooled Equity Fund B
                 statementS of changes IN net assets
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     1997       1996


Operations:
Net investment income                    $       58,200    $      79,177
Net realized gain                               589,600          208,701
Net change in unrealized gain                 1,372,237          734,766

Increase in assets from operations            2,020,037        1,022,644


Changes from Contract Owner Transactions:
Proceeds from units sold                         77,638          416,756
Payments for units withdrawn                (1,289,714)      (1,142,953)
Payments for units redeemed                     (1,474)          (1,252)

Decrease                                    (1,213,550)        (727,449)


Net increase in Net Assets                      806,487     295,195
Net Assets at beginning of year              12,571,389  12,526,283

Net Assets at end of period               $  13,377,876 $12,821,478



Units sold                                        6,222      40,822
Units withdrawn                               (103,697)   (109,695)
Units redeemed                                    (117)       (121)


Net decrease in units outstanding              (97,592)    (68,994)
Units outstanding at beginning of year        1,067,642   1,264,043

Units outstanding at end of period              970,050   1,195,049



The accompanying notes are an integral part of the financial statements.
              American United Life Pooled Equity Fund B
                       schedule of investments
                            June 30, 1997
                             (unaudited)
                  Market
                   Description               Shares   Value


Common Stock (90.2%)
Aerospace (2.4%)
Boeing Co.                                         3,600  $      191,250
Precision Castparts Corporation                    2,200         131,175

                                                        322,425

Banks & Financial (11.5%)
American Express Company                           4,500         337,219
Banc One Corporation                               5,420         262,531
Great Western Financial                            8,300         446,125
Ohio Casualty Corporation                          4,500         198,000
Salomon, Inc.                                      5,100         283,688

                                                      1,527,563

Broadcasting & Publishing (9.2%)
Chris-Craft Industries, Inc.*                      4,821         232,613
Deluxe Corporation                                 6,900         235,463
Gibson Greetings, Inc.                             8,000         180,000
Harland (John H.) Company                          7,300         166,531
Meredith Corporation                               6,300         182,700
Moore Corporation, Ltd.                           11,800         231,575

                                                      1,228,882

Chemicals (1.6%)
Carlisle Companies, Inc.                           4,200         146,475
Quaker Chemical Corporation                        3,700          64,287

                                                        210,762

Electrical Equipment & Electronics (7.6%)
Baldor Electric Company                           13,930         411,805
Dynatech Corporation*                             11,600         414,700
General Electric Company                           2,900         189,588

                                                      1,016,093

Entertainment & Leisure (4.7%)
CPI Corporation                                   13,600         285,600
Fleetwood Enterprises, Inc.                       11,500         342,844

                                                        628,444

 *does not pay cash dividends

The accompanying notes are an integral part of the financial statements.
              American United Life Pooled Equity Fund B
                 schedule of investments (continued)
                            June 30, 1997
                             (unaudited)
                  Market
                   Description               Shares   Value


Common Stock (90.2%), continued
Furniture & Apparel (14.2%)
Hillenbrand Industries, Inc.                       7,400  $      351,500
Kellwood Corporation                               9,500         263,625
La Z Boy Chair Company                             9,300         334,800
Liz Claiborne, Inc.                                8,400         391,650
Oshkosh B'Gosh, Inc. Class A                       8,300         180,525
Reebok International                               8,000         375,500

                                                      1,897,600

Health Care (7.1%)
Acuson Corporation*                                7,400         170,200
Guidant Corporation                                  700          59,500
Lilly (Eli) and Company                            1,286         140,576
Merck & Company, Inc.                              2,100         217,350
McKesson Company                                   4,700         364,250

                                                        951,876

Information Processing & Telecommunications (8.6%)
AT&T Corporation                                   3,400         119,000
International Business Machines Corporation        2,900                 261,725
Novell*                                           14,600         101,288
Sun Microsystems, Inc.*                           10,000         372,187
Telxon Corporation                                16,200         291,600

                                                      1,145,800

Merchandising (6.2%)
Longs Drug Stores Corporation                     12,100         316,868
Mac Frugal's Bargains Close-outs, Inc.             2,100          57,225
Mercantile Stores Co.                              3,800         239,163
Stanhome, Inc.                                     6,500         213,688

                                                        826,944

Metals & Mining (2.8%)
Aluminum Company of America                        3,900         293,963
Oregon Steel Mills, Inc.                           3,800          75,762

                                                        369,725


                    *does not pay cash dividends

The accompanying notes are an integral part of the financial statements.
              American United Life Pooled Equity Fund B
                 schedule of investments (continued)
                            June 30, 1997
                             (unaudited)
                  Market
                   Description               Shares   Value


Common Stock (90.2%), continued
Oil & Oil Services (4.7%)
Royal Dutch Petroleum Company                      5,200  $      280,800
Valero Energy Corporation                          9,700         351,625

                                                        632,425
Transportation (3.5%)
Alexander & Baldwin, Inc.                          9,500         248,187
Norfolk Southern Corporation                       2,200         221,650

                                                        469,837

Miscellaneous (6.1%)
Ford Motor Co.                                     7,800         294,450
Kelly Services                                     9,100         285,513
Michael Foods, Inc.                               10,300         190,550
Sealright, Inc.                                    3,300          39,600

                                                        810,113

Total common stock (cost: $7,131,564)                         12,038,489

Money Market Mutual Funds (7.9%)
Dreyfus Cash Management                         550,519          550,519
Merrill Lynch Institutional Fund                500,296          500,296

Total money market mutual funds (cost: $1,050,815)                    1,050,815

                             Interest        Maturity      Principal
                               Rate     Date         Amount

Notes (1.9%)
Short-term Notes
Beneficial Corporation (cost: $247,679)    5.57%       07/29/97  250,000 247,679


Total Investments (cost: $8,430,058)                     $           13,336,983
                                                   *does not pay cash dividends

The accompanying notes are an integral part of the financial statements.
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\
                    notes to financial statements
                 1. Significant Accounting Policies
American United Life Pooled Equity Fund B (Fund B) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. Fund B was established by and is managed by American United
Life Insurance Company (AUL) for the purpose of issuing group and individual variable annuities.

Investments are valued at closing prices for those securities traded on organized exchanges and at bid prices for securities traded over-the-counter. Gains and losses on the sale of investments are determined on a first-in, first-out (FIFO) basis.
Investment transactions are accounted for on a trade date basis.

Dividends are included in income as of the ex-dividend date. Interest income is accrued daily.

Operations of Fund B are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of Fund B, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. Fund B has not been charged for federal and state income taxes since none have been imposed.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investments
Net realized and unrealized gain on investments is summarized below.

                            Common
                              Stock

Net Realized Gain:
Proceeds from securities sold $  2,143,031
Cost of securities sold      1,553,431

                        $      589,600


Net change in Unrealized Gain:
Market value at end of period $    12,038,489
Less: investments purchased      (322,396)
Add: investments sold at cost    1,553,431
Less: market value at beginning of year (11,897,287)

                        $    1,372,237
              notes to financial statements (continued)
                      3. Transactions With AUL
Fund B pays AUL an annual fee of 1.2% of its average daily net assets for providing investment management services and for mortality and expense risk charges. The expense incurred during the six months ended June 30, 1997 and 1996 was $75,970 and $75,551, respectively.

AUL withholds a portion of the proceeds obtained from contract owners to pay commissions and certain expenses under a sales and administrative services agreement with Fund B. The amount AUL retained during the six months ended June 30,
1997 and 1996 was $2,488 and $17,176, respectively.

4. Net Assets

Net assets as of June 30, 1997:
Proceeds from units sold less payments
for units withdrawn and redeemed  $  (7,389,288)
Net investment income        4,037,190
Net realized gains          11,823,049
Unrealized gain              4,906,925

                        $   13,377,876


The unrealized gain of $4,906,925 consists of common stock appreciation and depreciation of $4,992,882 and $85,957, respectively.

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American United Life Insurance Company
   American United Life Pooled Equity Fund B
      P.O. Box 1995
      Indianapolis, IN 46206-9101
      first
                                 class
                                mail
                            P-13960  7/97